SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 HKD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Plant, Buildings and Improvements [Member] Minimum [Member]	Dec. 31, 2012 Plant, Buildings and Improvements [Member] Maximum [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Minimum [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Maximum [Member]	Dec. 31, 2012 Motor Vehicles [Member]	Dec. 31, 2012 Office Equipment [Member] Minimum [Member]	Dec. 31, 2012 Office Equipment [Member] Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Year end RMB: US$ exchange rate	6.3086	6.3086	6.3585	6.6118
Average yearly RMB: US$ exchange rate	6.3116%	6.3116%	6.464%	6.7788%
Research and development costs	$ 1,132,256		$ 755,746	$ 595,477
Retirement benefits, contributions by company	213,617		112,960	144,418
Dividend withholding tax, amount excluded	38,296,269
VAT rate	17.00%	17.00%
Accumulated statutory reserves	294,219		1,210,351	1,581,126
DPS compensation maximum		500,000
Accounts receivable, allowance for doubtful accounts	1,277,091		384,311
Percentage to estimate bad debts revision, net income effect	200,000
Percentage to estimate bad debts revision, earnings per share effect	$ 0.009
Advance to suppliers	77,948,496		41,391,174
Advance to suppliers, aging within 60 days	65,373,551
Advance to supplier, aging within 60-90 days	7,084,338
Advance to suppliers, aging over 90 days	5,490,597
Customer deposits	384,602		459,915
Prepayment for plant and equipment	$ 7,933,361		$ 7,869,529
Amortization period, lease term	50 years	50 years
Property, Plant and Equipment [Line Items]
Estimated useful life					5 years	20 years	5 years	20 years	5 years	5 years	10 years